UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-5785

MFS INVESTMENT GRADE MUNICIPAL TRUST

(Exact name of registrant as specified in charter)

500 Boylston Street, Boston, Massachusetts 02116

(Address of principal executive offices) (Zip code)

Susan S. Newton

Massachusetts Financial Services Company

500 Boylston Street

Boston, Massachusetts 02116

(Name and address of agents for service)

Registrant’s telephone number, including area code: (617) 954-5000

Date of fiscal year end: November 30

Date of reporting period: May 31, 2011

ITEM 1.	REPORTS TO STOCKHOLDERS.

MFS® Investment Grade Municipal Trust

SEMIANNUAL REPORT

May 31, 2011

CXH-SEM

MFS® INVESTMENT GRADE MUNICIPAL TRUST

New York Stock Exchange Symbol: CXH

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

LETTER FROM THE CEO

Dear Shareholders:

After an extended rebound in the financial markets, uncertainty returned in 2010 as investors began to question the durability of the recovery for global economies and markets. That uncertainty led to increased risk aversion, especially as investors saw the eurozone struggle with the debt woes of many of its members and amid a weakening trend in the global macroeconomic data. Last September, the U.S. Federal Reserve Board’s promises to further loosen monetary policy helped assuage market fears and drive asset prices off their recent lows. A combination of solid earnings and improving economic data gave an additional boost to investor sentiment. For the remainder of 2011, we are cautiously optimistic that economic growth will continue to improve and that the global economies will recover from the shocks of the past few years. We expect the pace of recovery worldwide to be uneven and volatile and acknowledge the elevated uncertainty created by events in Japan, Europe, and the Middle East.

As always, we continue to be mindful of the many economic challenges faced at the local, national, and international levels. It is in times such as these that we want to remind investors of the merits of maintaining a long-term view, adhering to basic investing principles such as asset allocation and diversification, and working closely with their advisors to research and identify appropriate investment opportunities.

Respectfully,

Robert J. Manning

Chairman and Chief Executive Officer

MFS Investment Management®

July 15, 2011

The opinions expressed in this letter are subject to change, may not be relied upon for investment advice, and no forecasts can be guaranteed.

PORTFOLIO COMPOSITION

Portfolio structure (i)(j)

Top five industries (i)
Universities — Colleges	18.6%
Healthcare Revenue — Hospitals	17.7%
State & Local Agencies	12.5%
Utilities — Investor Owned	7.6%
U.S. Treasury Securities (j)	(10.4)%

Composition including fixed income credit quality (a)(i)
AAA	15.8%
AA	22.3%
A	18.9%
BBB	29.4%
BB	5.0%
B	0.4%
CCC	0.2%
CC	0.1%
Not Rated	1.2%
Cash & Other	6.7%

Portfolio facts (i)
Average Duration (d)	13.8
Average Effective Maturity (m)	17.1 yrs.

(a)	For all securities other than those specifically described below, ratings are assigned to underlying securities utilizing ratings from Moody’s, Fitch, and Standard & Poor’s rating agencies and applying the following hierarchy: If all three agencies provide a rating, the middle rating (after dropping the highest and lowest ratings) is assigned; if two of the three agencies rate a security, the lower of the two is assigned. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change. Not Rated includes fixed income securities, including fixed income futures, which have not been rated by any rating agency. Cash & Other includes cash, other assets less liabilities, offsets to derivative positions, and short-term securities. The fund may not hold all of these instruments. The fund itself has not been rated.

(d)	Duration is a measure of how much a bond’s price is likely to fluctuate with general changes in interest rates, e.g., if rates rise 1.00%, a bond with a 5-year duration is likely to lose about 5.00% of its value due to the interest rate move.

(i)	For purposes of this presentation, the components include the market value of securities, and reflect the impact of the equivalent exposure of derivative positions, if applicable. These amounts may be negative from time to time. The bond component will include any accrued interest amounts. Equivalent exposure is a calculated amount that translates the derivative position into a reasonable approximation of the amount of the underlying asset that the portfolio would have to hold at a given point in time to have the same price sensitivity that results from the portfolio’s ownership of the derivative contract. When dealing with derivatives, equivalent exposure is a more representative measure of the potential impact of a position on portfolio performance than market value. Where the fund holds convertible bonds, these are treated as part of the equity portion of the portfolio.

(j)	For the purpose of managing the fund’s duration, the fund holds short treasury futures with a bond equivalent exposure of (10.4)%, which reduce the fund’s interest rate exposure but not it’s credit exposure.

Portfolio Composition – continued

(m)	In determining an instrument’s effective maturity for purposes of calculating the fund’s dollar-weighted average effective maturity, MFS uses the instrument’s stated maturity or, if applicable, an earlier date on which MFS believes it is probable that a maturity-shortening device (such as a put, pre-refunding or prepayment) will cause the instrument to be repaid. Such an earlier date can be substantially shorter than the instrument’s stated maturity.

Percentages are based on net assets, including the value of auction preferred shares, as of 5/31/11.

The portfolio is actively managed and current holdings may be different.

PORTFOLIO MANAGERS’ PROFILES

Michael Dawson	—	Investment Officer of MFS; employed in the investment area of MFS since 1998. Portfolio Manager of the fund since June 2007.

Geoffrey Schechter	—	Investment Officer of MFS; employed in the investment management area of MFS since 1993. Portfolio Manager of the Fund since June 2007.

OTHER NOTES

The fund’s shares may trade at a discount or premium to net asset value. Shareholders do not have the right to cause the fund to repurchase their shares at net asset value. When fund shares trade at a premium, buyers pay more than the net asset value of underlying fund shares, and shares purchased at a premium would receive less than the amount paid for them in the event of the fund’s liquidation. As a result, the total return that is calculated based on the net asset value and New York Stock Exchange price can be different.

Policy Change

Effective March 31, 2011, in determining the credit quality of debt instruments, MFS will use the following methodology: if three Nationally Recognized Statistical Rating Organizations (“NRSROs”) have assigned a rating to a debt instrument, MFS will use the middle rating; if two NRSROs have assigned a rating to a debt instrument, MFS will use the lower rating; if only one NRSRO has assigned a rating to a debt instrument, MFS will use that rating; and, a debt instrument will be considered unrated if none of the NRSROs have assigned a rating.

In accordance with Section 23(c) of the Investment Company Act of 1940, the fund hereby gives notice that it may from time to time repurchase common and/or preferred shares of the fund in the open market at the option of the Board of Trustees and on such terms as the Trustees shall determine.

PORTFOLIO OF INVESTMENTS

5/31/11 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Municipal Bonds - 148.5%
Issuer	Shares/Par	Value ($)

Airport Revenue - 1.0%
Chicago, IL, O’ Hare International Airport Rev., Third Lien, “A”, 5.625%, 2035	$650,000	$657,865
Port Authority NY & NJ, Special Obligation Rev. (JFK International Air Terminal LLC), 6%, 2036	195,000	196,402
Port Authority NY & NJ, Special Obligation Rev. (JFK International Air Terminal LLC), 6%, 2042	225,000	225,322

		$1,079,589
General Obligations - General Purpose - 1.1%
Highlands Ranch, CO, Metropolitan District, AGM, 6.5%, 2011	$650,000	$651,333
Luzerne County, PA, AGM, 6.75%, 2023	370,000	414,537
State of California, 5.75%, 2019	70,000	70,712

		$1,136,582
General Obligations - Schools - 6.8%
Beverly Hills, CA, Unified School District (Election of 2008), Capital Appreciation, 0%, 2031	$130,000	$39,090
Beverly Hills, CA, Unified School District (Election of 2008), Capital Appreciation, 0%, 2032	235,000	65,356
Beverly Hills, CA, Unified School District (Election of 2008), Capital Appreciation, 0%, 2033	470,000	120,682
Frenship, TX, Independent School District, AGM, 5%, 2033	1,000,000	1,027,360
Los Angeles, CA, Unified School District, “D”, 5%, 2034	95,000	94,996
Modesto, CA, High School District (Stanislaus County), Capital Appreciation, “A”, FGIC, 0%, 2019	1,350,000	899,316
Pomona, CA, Unified School District, “A”, NATL, 6.45%, 2022	1,000,000	1,139,080
San Lorenzo, CA, Unified School District, Alameda County, Election 2004, “B”, FGIC, 4.75%, 2037	640,000	618,560
St. Johns, MI, Public Schools, FGIC, 5.1%, 2025	1,000,000	1,189,710
West Contra Costa, CA, Unified School District, “B”, NATL, 6%, 2024	250,000	274,750
Will County, IL, School District (Channahon), AMBAC, 8.5%, 2015	1,400,000	1,757,714

		$7,226,614
Healthcare Revenue - Hospitals - 25.4%
Allegheny County, PA, Hospital Development Authority Rev. (West Penn Allegheny Health), “A”, 5.375%, 2040	$405,000	$309,145
Brunswick, GA, Hospital Authority Rev. (Glynn-Brunswick Memorial Hospital), 5.625%, 2034	165,000	164,246

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
Healthcare Revenue - Hospitals - continued
Butler County, OH, Hospital Facilities Rev. (UC Health), 5.75%, 2040	$105,000	$92,006
California Health Facilities Financing Authority Rev. (Catholic Healthcare West), “I”, 4.95%, 2026 (b)	200,000	213,262
California Health Facilities Financing Authority Rev. (St. Joseph Health System), “A”, 5.75%, 2039	195,000	192,317
California Health Facilities Financing Authority Rev. (Sutter Health), “B”, 5.875%, 2031	535,000	552,794
California Statewide Communities Development Authority Rev. (Children’s Hospital), 5%, 2047	575,000	438,731
California Statewide Communities Development Authority Rev. (Enloe Medical Center), CALHF, 5.75%, 2038	360,000	355,576
Cullman County, AL, Health Care Authority (Cullman Regional Medical Center), “A”, 6.75%, 2029	355,000	331,091
Gage County, NE, Hospital Authority No. 1, Health Care Facilities Rev. (Beatrice Community Hospital & Health Care Center), “B”, 6%, 2025	55,000	54,031
Gage County, NE, Hospital Authority No. 1, Health Care Facilities Rev. (Beatrice Community Hospital & Health Care Center), “B”, 6.5%, 2030	175,000	170,354
Gage County, NE, Hospital Authority No. 1, Health Care Facilities Rev. (Beatrice Community Hospital & Health Care Center), “B”, 6.75%, 2035	150,000	147,035
Harris County, TX, Health Facilities Development Corp., Hospital Rev. (Memorial Hermann Healthcare Systems), “B”, 7%, 2027	205,000	225,129
Harris County, TX, Health Facilities Development Corp., Hospital Rev. (Memorial Hermann Healthcare Systems), “B”, 7.25%, 2035	250,000	275,448
Health Care Authority for Baptist Health, AL, “D”, 5%, 2021	850,000	851,989
Illinois Finance Authority Rev. (Children’s Memorial Hospital), “A”, ASSD GTY, 5.25%, 2047	540,000	484,029
Illinois Finance Authority Rev. (KishHealth Systems Obligated Group), 5.75%, 2028	380,000	382,899
Illinois Finance Authority Rev. (Provena Health), “A”, 7.75%, 2034	400,000	440,412
Illinois Finance Authority Rev. (Resurrection Health), 6.125%, 2025	460,000	462,999
Illinois Finance Authority Rev. (Silver Cross Hospital & Medical Centers), 6.875%, 2038	395,000	399,503
Indiana Health & Educational Facilities Finance Authority, Hospital Rev. (Clarian Health), “A”, 5%, 2039	390,000	341,067
Indiana Health & Educational Facilities Finance Authority, Hospital Rev. (Community Foundation of Northwest Indiana), 5.5%, 2037	705,000	632,709
Indiana Health & Educational Financing Authority Rev. (Community Foundation of Northwest Indiana ), “A”, 6%, 2034	150,000	150,597
Johnson City, TN, Health & Educational Facilities Board Hospital Rev. (Mountain States Health Alliance), “A”, 5.5%, 2036	845,000	748,687
Kentucky Economic Development Finance Authority, Hospital Facilities Rev. (Baptist Healthcare System), “A”, 5.375%, 2024	255,000	264,649

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
Healthcare Revenue - Hospitals - continued
Kentucky Economic Development Finance Authority, Hospital Facilities Rev. (Baptist Healthcare System), “A”, 5.625%, 2027	$85,000	$88,822
Kentucky Economic Development Finance Authority, Hospital Facilities Rev. (Owensboro Medical Health System), “A”, 6.375%, 2040	440,000	425,080
Lake County, OH, Hospital Facilities Rev. (Lake Hospital), “C”, 6%, 2043	265,000	240,922
Louisiana Public Facilities Authority Hospital Rev. (Lake Charles Memorial Hospital), 6.375%, 2034	415,000	385,303
Louisville & Jefferson County, KY, Metropolitan Government Healthcare Systems Rev. (Norton Healthcare, Inc.), 5.25%, 2036	385,000	347,951
Lufkin, TX, Health Facilities Development Corp. Rev. (Memorial Health System), 5.5%, 2032	45,000	37,759
Lufkin, TX, Health Facilities Development Corp. Rev. (Memorial Health System), 5.5%, 2037	45,000	35,831
Maryland Health & Higher Educational Facilities Authority Rev. (Anne Arundel Health System), “A”, 6.75%, 2039	175,000	192,092
Maryland Health & Higher Educational Facilities Authority Rev. (Mercy Medical Center), “A”, 5.5%, 2042	265,000	226,074
Maryland Health & Higher Educational Facilities Authority Rev. (Washington County Hospital), 6%, 2043	95,000	89,259
Massachusetts Health & Educational Facilities Authority Rev. (Boston Medical Center), 5.25%, 2038	110,000	88,333
Massachusetts Health & Educational Facilities Authority Rev. (Milford-Whitinsville Regional), “C”, 5.75%, 2013	270,000	270,205
Massachusetts Health & Educational Facilities Authority Rev. (Quincy Medical Center), “A”, 6.5%, 2038	165,000	138,983
Massachusetts Health & Educational Facilities Authority Rev. (South Shore Hospital), “F”, 5.75%, 2029	370,000	363,862
Miami-Dade County, FL, Health Facilities Authority, Hospital Rev. (Variety Children’s Hospital), “A”, 6.125%, 2042	195,000	196,542
New Hampshire Business Finance Authority Rev. (Elliot Hospital Obligated Group), “A”, 6%, 2027	445,000	443,580
New Hampshire Health & Education Facilities Authority Rev. (Catholic Medical Center), “A”, 6.125%, 2012 (c)	440,000	471,293
New Hampshire Health & Education Facilities Authority Rev. (Catholic Medical Center), “A”, 6.125%, 2032	60,000	58,987
New Hampshire Health & Education Facilities Authority Rev. (Memorial Hospital at Conway), 5.25%, 2036	300,000	243,246
New Jersey Health Care Facilities, Financing Authority Rev. (St. Peter’s University Hospital), 5.75%, 2037	415,000	359,390
New York Dormitory Authority Rev. (North Shore Long Island Jewish Group), 5.5%, 2013 (c)	100,000	109,942

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
Healthcare Revenue - Hospitals - continued
New York Dormitory Authority Rev., Non-State Supported Debt (Bronx-Lebanon Hospital Center), LOC, 6.5%, 2030	$165,000	$178,997
New York Dormitory Authority Rev., Non-State Supported Debt (Bronx-Lebanon Hospital Center), LOC, 6.25%, 2035	100,000	106,583
Orange County, FL, Health Facilities Authority Hospital Rev. (Orlando Regional Healthcare), 5.75%, 2012 (c)	150,000	161,640
Orange County, FL, Health Facilities Authority, Hospital Rev. (Orlando Regional Healthcare), “C”, ETM, NATL, 6.25%, 2013 (c)	1,740,000	1,962,563
Palomar Pomerado Health Care District, CA, COP, 6.75%, 2039	245,000	240,129
Philadelphia, PA, Hospitals & Higher Education Facilities Authority Rev. (Temple University Health System), “A”, 6.625%, 2023	335,000	330,829
Philadelphia, PA, Hospitals & Higher Education Facilities Authority Rev. (Temple University Health System), “A”, 5.5%, 2030	325,000	281,444
Rhode Island Health & Educational Building Corp. Rev., Hospital Financing (Lifespan Obligated Group), 6.375%, 2012 (c)	435,000	463,697
Rhode Island Health & Educational Building Corp. Rev., Hospital Financing (Lifespan Obligated Group), “A”, ASSD GTY, 7%, 2039	855,000	940,705
Richmond, IN, Hospital Authority Rev. (Reid Hospital & Health Center Services), “A”, 6.625%, 2039	525,000	551,555
Royal Oak, MI, Hospital Finance Authority Rev. (William Beaumont Hospital), 8.25%, 2039	230,000	263,941
Scioto County, OH, Hospital Facilities Rev. (Southern Ohio Medical Center), 5.75%, 2038	555,000	543,090
Skagit County, WA, Public Hospital District No. 001 Rev. (Skagit Valley Hospital), 5.75%, 2032	535,000	492,933
South Carolina Jobs & Economic Development Authority (Bon Secours-Venice Healthcare Corp.), 5.5%, 2023	390,000	393,280
South Lake County, FL, Hospital District Rev. (South Lake Hospital), “A”, 6%, 2029	105,000	101,752
South Lake County, FL, Hospital District Rev. (South Lake Hospital), “A”, 6.25%, 2039	155,000	149,065
Southwestern, IL, Development Authority Rev. (Anderson Hospital), 5.375%, 2015	325,000	325,419
Southwestern, IL, Development Authority Rev. (Anderson Hospital), 5.125%, 2036	1,000,000	809,490
St. Paul, MN, Housing & Redevelopment Authority Healthcare Facilities Rev. (Healthpartners Obligated Group), 5.25%, 2023	325,000	322,998
Sullivan County, TN, Health, Educational & Housing Facilities Board Hospital Rev. (Wellmont Health Systems Project), “C”, 5.25%, 2026	1,365,000	1,303,657
Sullivan County, TN, Health, Educational & Housing Facilities Board Hospital Rev. (Wellmont Health Systems Project), “C”, 5.25%, 2036	135,000	115,823
Sumner County, TN, Health, Educational & Housing Facilities Board Rev. (Sumner Regional Health Systems, Inc.), “A”, 5.5%, 2046 (d)	1,000,000	75,000
Tyler, TX, Health Facilities Development Corp. (East Texas Medical Center), “A”, 5.25%, 2032	265,000	215,426

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
Healthcare Revenue - Hospitals - continued
Tyler, TX, Health Facilities Development Corp. (East Texas Medical Center), “A”, 5.375%, 2037	$220,000	$175,659
Upland, CA, COP (San Antonio Community Hospital), 6.5%, 2041	85,000	86,386
Washington Health Care Facilities Authority Rev. (Highline Medical Center), FHA, 6.25%, 2036	695,000	754,096
Washington Health Care Facilities Authority Rev. (Virginia Mason Medical Center), “A”, 6.25%, 2042	570,000	540,098
West Virginia Hospital Finance Authority, Hospital Rev. (Thomas Health System), 6.5%, 2038	285,000	260,633
Wisconsin Health & Educational Facilities Authority Rev. (Aurora Health Care, Inc.), 6.4%, 2033	175,000	177,434
Wisconsin Health & Educational Facilities Authority Rev. (Fort Healthcare, Inc. Project), 5.375%, 2018	385,000	387,191
Wisconsin Health & Educational Facilities Authority Rev. (ProHealth Care, Inc. Obligated Group), 6.625%, 2032	195,000	200,119
Wisconsin Health & Educational Facilities Authority Rev. (ProHealth Care, Inc. Obligated Group), 6.625%, 2039	100,000	105,626
Wisconsin Health & Educational Facilities Authority Rev. (Wheaton Franciscan Services), 5.25%, 2034	695,000	597,512

		$27,108,931
Healthcare Revenue - Long Term Care - 7.9%
Abilene, TX, Health Facilities Development Corp., Retirement Facilities Rev. (Sears Methodist Retirement Systems, Inc.), “A”, 7%, 2033	$500,000	$414,165
Bucks County, PA, Industrial Development Authority Retirement Community Rev. (Ann’s Choice, Inc.), “A”, 6.125%, 2025	500,000	475,020
Capital Projects Finance Authority, FL, (Glenridge on Palmer Ranch), “A”, 8%, 2012 (c)	490,000	533,301
Chartiers Valley, PA, Industrial & Commercial Development Authority Rev. (Friendship Village South), “A”, 5.25%, 2013	500,000	530,230
Chester County, PA, Industrial Development Authority Rev. (RHA Nursing Home), 8.5%, 2032	700,000	611,821
Cumberland County, PA, Municipal Authority Rev. (Diakon Lutheran Social Ministries), 6.125%, 2029	570,000	570,821
Fulton County, GA, Residential Care Facilities, Elderly Authority Rev. (Canterbury Court), “A”, 6.125%, 2034	250,000	214,683
Hawaii Department of Budget & Finance, Special Purpose Rev. (15 Craigside Project), “A”, 9%, 2044	115,000	128,700
Illinois Finance Authority Rev. (Hoosier Care, Inc.), “A”, 7.125%, 2034	410,000	360,144
Illinois Finance Authority Rev. (Smith Village), “A”, 6.25%, 2035	500,000	418,280
Illinois Health Facilities Authority Rev. (Lutheran Senior Ministries, Inc.), 7.375%, 2011 (c)	250,000	255,948

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
Healthcare Revenue - Long Term Care - continued
Illinois Health Facilities Authority Rev. (Smith Crossing), “A”, 7%, 2032	$250,000	$228,588
La Verne, CA, COP (Brethren Hillcrest Homes), “B”, 6.625%, 2025	350,000	338,506
Maryland Health & Higher Educational Facilities Authority Rev. (Charlestown Community), 6.25%, 2041	190,000	187,467
Massachusetts Development Finance Agency Rev. (Loomis Communities, Inc.), “A”, 5.625%, 2015	125,000	125,073
Montgomery County, PA, Industrial Development Authority Rev. (Whitemarsh Continuing Care), 6.125%, 2028	200,000	169,522
Montgomery County, PA, Industrial Development Authority Rev. (Whitemarsh Continuing Care), 6.25%, 2035	300,000	243,513
New Jersey Economic Development Authority Rev. (Lions Gate), “A”, 5.75%, 2025	310,000	283,988
New Jersey Economic Development Authority Rev. (Lions Gate), “A”, 5.875%, 2037	100,000	82,795
Savannah, GA, Economic Development Authority, First Mortgage (Marshes of Skidway), “A”, 7.4%, 2024	250,000	238,598
Shelby County, TN, Health, Educational & Housing Facilities Board Rev. (Germantown Village), “A”, 7.25%, 2034	150,000	136,404
South Carolina Jobs & Economic Development Authority, Health Facilities Rev. (Wesley Commons), 5.3%, 2036	250,000	187,323
St. John’s County, FL, Industrial Development Authority Rev. (Presbyterian Retirement), “A”, 6%, 2045	400,000	367,048
Suffolk County, NY, Industrial Development Agency, Civic Facilities Rev. (Gurwin Jewish Phase II), 6.7%, 2039	485,000	459,848
Tarrant County, TX, Cultural Education Facilities Finance Corp. Retirement Facility (Air Force Village), 6.125%, 2029	40,000	38,733
Tarrant County, TX, Cultural Education Facilities Finance Corp. Retirement Facility (Air Force Village), 6.375%, 2044	315,000	299,385
Tarrant County, TX, Cultural Education Facilities Finance Corp. Retirement Facility (Stayton at Museum Way), 8.25%, 2044	500,000	494,915

		$8,394,819
Healthcare Revenue - Other - 0.3%
Massachusetts Health & Educational Facilities Authority Rev. (Civic Investments, Inc.), “A”, 9%, 2012 (c)	$250,000	$277,870

Human Services - 0.2%
Massachusetts Development Finance Agency Rev. (Evergreen Center, Inc.), 5%, 2024	$250,000	$225,875

Industrial Revenue - Airlines - 0.4%
Clayton County, GA, Development Authority Special Facilities Rev. (Delta Airlines, Inc.), “A”, 8.75%, 2029	$125,000	$140,931

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
Industrial Revenue - Airlines - continued
Clayton County, GA, Development Authority Special Facilities Rev. (Delta Airlines, Inc.), “B”, 9%, 2035	$95,000	$102,033
New Jersey Economic Development Authority, Special Facilities Rev. (Continental Airlines, Inc.), 6.25%, 2029	105,000	96,529
New York, NY, City Industrial Development Agencies Rev. (American Airlines, Inc.), 7.5%, 2016	115,000	118,238

		$457,731
Industrial Revenue - Chemicals - 1.1%
Brazos River, TX, Harbor Navigation District (Dow Chemical Co.), “B-2”, 4.95%, 2033	$590,000	$550,340
Michigan Strategic Fund Ltd. Obligation Rev. (Dow Chemical Co.), 6.25%, 2014	525,000	579,380

		$1,129,720
Industrial Revenue - Environmental Services - 0.7%
California Pollution Control Financing Authority, Solid Waste Disposal Rev. (Republic Services, Inc.), “B”, 5.25%, 2023 (b)	$135,000	$144,887
California Pollution Control Financing Authority, Solid Waste Disposal Rev. (Waste Management, Inc.), “A”, 5%, 2022	305,000	311,152
California Pollution Control Financing Authority, Solid Waste Disposal Rev. (Waste Management, Inc.), “C”, 5.125%, 2023	335,000	342,045

		$798,084
Industrial Revenue - Other - 3.2%
California Statewide Communities, Development Authority Facilities (Microgy Holdings Project), 9%, 2038 (d)	$26,773	$1,505
Gulf Coast, TX, Industrial Development Authority Rev. (CITGO Petroleum Corp.), 8%, 2028	250,000	245,880
Houston, TX, Industrial Development Corp. (United Parcel Service, Inc.), 6%, 2023	315,000	296,497
Indianapolis, IN, Airport Authority Rev., Special Facilities (FedEx Corp.), 5.1%, 2017	250,000	271,023
Michigan Strategic Fund Ltd. Obligation Rev. (Michigan Sugar Co., Carrollton), 6.55%, 2025	250,000	207,553
New Jersey Economic Development Authority Rev. (GMT Realty LLC), “B”, 6.875%, 2037	500,000	429,505
Pennsylvania Economic Development Financing Authority, Finance Authority Facilities Rev. (Amtrak), “A”, 6.25%, 2031	180,000	180,871
Toledo Lucas County, OH, Authority Port Rev., Facilities (CSX, Inc. Project), 6.45%, 2021	1,000,000	1,108,950
Tooele County, UT, Hazardous Waste Treatment Rev. (Union Pacific Corp.), 5.7%, 2026	680,000	680,904

		$3,422,688

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
Industrial Revenue - Paper - 1.3%
Camden, AL, Industrial Development Board Exempt Facilities Rev., “B” (Weyerhaeuser Co.), 6.375%, 2013 (c)	$275,000	$310,016
Effingham County, GA, Development Authority, Solid Waste Disposal Rev. (Fort James), 5.625%, 2018	225,000	222,345
Escambia County, FL, Environmental Improvement Rev. (International Paper Co.), “A”, 5.75%, 2027	250,000	239,990
Rockdale County, GA, Development Authority Project Rev. (Visy Paper Project), “A”, 6.125%, 2034	320,000	283,168
Sabine River, LA, Water Facilities Authority Rev., (International Paper Co.), 6.2%, 2025	310,000	313,224

		$1,368,743
Miscellaneous Revenue - Entertainment & Tourism - 0.9%
Brooklyn, NY, Arena Local Development Corp. (Barclays Center Project), 6%, 2030	$200,000	$197,300
Brooklyn, NY, Arena Local Development Corp. (Barclays Center Project), 6.25%, 2040	130,000	130,152
Brooklyn, NY, Arena Local Development Corp. (Barclays Center Project), 6.375%, 2043	90,000	90,757
Cow Creek Band of Umpqua Tribe of Indians, OR, “C”, 5.625%, 2026 (n)	350,000	274,936
New York Liberty Development Corp. Rev. (National Sports Museum), “A”, 6.125%, 2019 (d)	220,000	2
New York, NY, City Industrial Development Agency Rev. (Queens Baseball Stadium), ASSD GTY, 6.375%, 2039	45,000	46,288
Seminole Tribe, FL, Special Obligation Rev., “A”, 5.75%, 2022 (n)	250,000	247,928

		$987,363
Miscellaneous Revenue - Other - 2.9%
Austin, TX, Convention Center (Convention Enterprises, Inc.), “A”, SYNCORA, 5.25%, 2017	$95,000	$91,834
Austin, TX, Convention Center (Convention Enterprises, Inc.), “A”, SYNCORA, 5.25%, 2019	190,000	178,769
Austin, TX, Convention Center (Convention Enterprises, Inc.), “A”, SYNCORA, 5.25%, 2020	155,000	143,944
Austin, TX, Convention Center (Convention Enterprises, Inc.), “A”, SYNCORA, 5.25%, 2024	90,000	78,742
Cleveland-Cuyahoga County, OH, Port Authority Rev., 7%, 2040	95,000	95,450
Dallas, TX, Civic Center Convention Complex Rev., ASSD GTY, 5.25%, 2034	465,000	481,563
New Orleans, LA, Aviation Board Gulf Opportunity Zone CFC Rev. (Consolidated Rental Car), “A”, 6.25%, 2030	185,000	188,110

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
Miscellaneous Revenue - Other - continued
New York Liberty Development Corp., Liberty Rev. (One Bryant Park LLC), 6.375%, 2049	$770,000	$784,476
Oklahoma Industries Authority Rev. (Oklahoma Medical Research Foundation Project), 5.5%, 2029	600,000	614,442
Summit County, OH, Port Authority Building Rev. (Flats East Development Recovery Zone Facility Bonds), 6.875%, 2040	35,000	35,155
Summit County, OH, Port Authority Building Rev. (Seville Project), “A”, 5.1%, 2025	415,000	346,782
V Lakes Utility District, MS, Water Systems Rev., 7%, 2037	85,000	73,267

		$3,112,534
Multi-Family Housing Revenue - 3.5%
Broward County, FL, Housing Finance Authority Rev. (Chaves Lakes Apartments Ltd.), “A”, 7.5%, 2040	$500,000	$466,935
Capital Trust Agency, FL, Housing Rev. (Atlantic Housing Foundation), “B”, 7%, 2032 (q)	355,000	174,415
Charter Mac Equity Issuer Trust, FHLMC, 6.3%, 2019 (n)	500,000	523,945
District of Columbia Housing Finance Agency (Henson Ridge), “E”, FHA, 5.1%, 2037	500,000	477,830
Durham, NC, Durham Housing Authority Rev. (Magnolia Pointe Apartments), 5.65%, 2038 (b)	368,192	274,262
MuniMae TE Bond Subsidiary LLC, 5.5%, 2049 (b)(z)	1,000,000	620,710
Resolution Trust Corp., Pass-Through Certificates, “1993”, 8.5%, 2016 (z)	227,741	216,436
Tacoma, WA, Housing Authority Multi-Family Rev. (Redwood/Juniper, Pine Tree Harbor, & Conifer South), GNMA, 5.05%, 2037	1,040,000	982,041

		$3,736,574
Port Revenue - 0.1%
Maryland Economic Development Corp. Rev. (Port America Chesapeake Terminal Project), “B”, 5.75%, 2035	$150,000	$144,708

Sales & Excise Tax Revenue - 3.0%
Bolingbrook, IL, Sales Tax Rev., 6.25%, 2024	$250,000	$152,215
Colorado Regional Transportation District, Private Activity Rev. (Denver Transportation Partners), 6.5%, 2030	560,000	584,987
Colorado Regional Transportation District, Private Activity Rev. (Denver Transportation Partners), 6%, 2034	480,000	480,965
Colorado Regional Transportation District, Private Activity Rev. (Denver Transportation Partners), 6%, 2041	245,000	244,980
Massachusetts Bay Transportation Authority, Sales Tax Rev., “A-1”, 5.25%, 2029	350,000	402,969

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
Sales & Excise Tax Revenue - continued
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., Capital Appreciation, “A”, 0%, 2032	$375,000	$310,384
Tampa Bay, FL, Sports Authority Rev. (Tampa Bay Arena), NATL, 5.75%, 2025	1,000,000	1,053,420

		$3,229,920
Single Family Housing - Local - 0.8%
Minneapolis & St. Paul Housing Authority Rev. (City Living), “A-2”, GNMA, 5%, 2038	$329,312	$314,638
Pittsburgh, PA, Urban Redevelopment Authority Rev., “C”, GNMA, 4.8%, 2028	500,000	492,030

		$806,668
Single Family Housing - State - 3.1%
California Housing Finance Agency Rev., “G”, 5.5%, 2042	$315,000	$314,742
California Housing Finance Agency Rev., “K”, 4.7%, 2031	190,000	154,987
California Housing Finance Agency Rev., “K”, 4.75%, 2036	715,000	564,643
Colorado Housing & Finance Authority, “A”, 5.5%, 2029	915,000	941,819
Colorado Housing & Finance Authority, “B-2”, 7.25%, 2031	30,000	30,448
Maine Housing Authority Mortgage, “A-2”, 4.95%, 2027	445,000	434,712
Montana Board Housing (Single Family Mortgage), “A”, 5%, 2036	665,000	632,242
North Dakota Housing Finance Agency Rev., “A”, 4.85%, 2021	215,000	216,484

		$3,290,077
Solid Waste Revenue - 1.9%
Delaware County, PA, Industrial Development Authority Rev. (American Ref-Fuel), “A”, 6.1%, 2013	$670,000	$670,563
Massachusetts Industrial Finance Agency, Resource Recovery Rev. (Ogden Haverhill Associates), “A”, 5.45%, 2012	1,250,000	1,253,200
Pennsylvania Economic Development Financing Authority, Sewer Sludge Disposal Rev. (Philadelphia Biosolids Facility), 6.25%, 2032	55,000	56,763

		$1,980,526
State & Agency - Other - 0.2%
Commonwealth of Puerto Rico (Mepsi Campus), “A”, 6.25%, 2024	$100,000	$96,660
Commonwealth of Puerto Rico (Mepsi Campus), “A”, 6.5%, 2037	100,000	92,437

		$189,097
State & Local Agencies - 17.9%
Berkeley County, SC, School District Installment Lease (Securing Assets for Education), 5%, 2028	$500,000	$506,305
Dorchester County, SC, School District No. 2, Growth Remedy Opportunity Tax Hike, 5.25%, 2029	250,000	253,580

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
State & Local Agencies - continued
Golden State, CA, Tobacco Securitization Corp., Tobacco Settlement Rev., Enhanced, “A”, 5%, 2045	$420,000	$354,262
Golden State, CA, Tobacco Securitization Corp., Tobacco Settlement Rev., Enhanced, “B”, 5.5%, 2013 (c)	500,000	547,975
Guam Government Department of Education (John F. Kennedy High School), “A”, COP, 6.875%, 2040	65,000	64,472
Indiana Office Building Commission Correction Facilities Program Rev. (Women’s Prison), “B”, AMBAC, 6.25%, 2016	2,820,000	3,177,407
Lancaster, SC, Educational Assistance Program, Inc., School District Lancaster County Project, 5%, 2026	550,000	536,679
Laurens County, SC, School District No. 55, Installment Purchase Rev., 5.25%, 2030	350,000	352,083
Los Angeles County, CA, Schools (Regionalized Business Service Corp.), Pooled Financing, Capital Appreciation, “A”, AMBAC, 0%, 2021	2,135,000	1,074,375
Metropolitan Government of Nashville & Davidson County, TN, Health & Educational Facilities Board Rev. (Meharry Medical College), AMBAC, 6%, 2016	1,575,000	1,745,384
New York Dormitory Authority Rev. (City University) “A”, 5.75%, 2018	5,000,000	5,669,350
New York Urban Development Corp. Rev. (State Facilities), 5.6%, 2015	1,000,000	1,089,100
Newberry, SC, Investing in Children’s Education (Newberry County School District Program), 5%, 2030	350,000	350,277
Philadelphia, PA, Municipal Authority Rev., 6.5%, 2034	105,000	107,835
Riverside, MO, Tax Increment Rev. (L-385 Levee Project), 5.25%, 2020	500,000	513,650
St. Louis, MO, Industrial Development Authority Leasehold Rev. (Convention Center Hotel), Capital Appreciation, AMBAC, 0%, 2018	300,000	194,001
Utah Building Ownership Authority Lease Rev. (State Facilities Master Lease Program), “C”, AGM, 5.5%, 2019 (f)	1,750,000	2,029,668
West Virginia Building Commission, Lease Rev. (WV Regional Jail), “A”, AMBAC, 5.375%, 2018	500,000	525,630

		$19,092,033
Student Loan Revenue - 0.4%
Massachusetts Educational Financing Authority, Education Loan Rev., “H”, ASSD GTY, 6.35%, 2030	$390,000	$401,353

Tax - Other - 2.5%
Dallas County, TX, Flood Control District, 7.25%, 2032	$500,000	$512,085
New York, NY, Transitional Finance Authority Rev., “A”, 5%, 2026	1,960,000	2,042,457
Virgin Islands Public Finance Authority Rev. (Diageo Project), “A”, 6.75%, 2037	160,000	167,438

		$2,721,980

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
Tax Assessment - 3.7%
Atlanta, GA, Tax Allocation (Eastside Project), “A”, 5.625%, 2016	$245,000	$256,829
Celebration Community Development District, FL, “A”, 6.4%, 2034	215,000	215,097
Chicago, IL, Tax Increment Allocation (Pilsen Redevelopment), “B”, 6.75%, 2022	610,000	608,969
Du Page County, IL, Special Service Area (Monarch Landing Project), 5.4%, 2016	160,000	156,134
Heritage Harbour North Community Development District, FL, Capital Improvement Rev., 6.375%, 2038	130,000	107,888
Huntington Beach, CA, Community Facilities District, Special Tax (Grand Coast Resort), “2000-1”, 6.45%, 2031	300,000	298,287
Lincoln, CA, Special Tax (Community Facilities District ), “2003-1”, 5.55%, 2013 (c)	445,000	502,272
Lincolnshire, IL, Special Service Area No. 1 (Sedgebrook Project), 6.25%, 2034	225,000	198,041
Plano, IL, Special Service Area No. 4 (Lakewood Springs Project Unit 5-B), 6%, 2035	729,000	624,192
Seven Oaks, FL, Community Development District II Special Assessment Rev., “A”, 5.875%, 2035	445,000	299,098
Tolomato Community Development District, FL, Special Assessment, 6.65%, 2040	100,000	63,942
Volo Village, IL, Special Service Area No. 3, Special Tax (Symphony Meadows Project), “1”, 6%, 2036	249,000	183,252
West Villages Improvement District, FL, Special Assessment Rev. (Unit of Development No. 3), 5.5%, 2037	470,000	219,650
Westridge, FL, Community Development District, Capital Improvement Rev., 5.8%, 2037 (d)	480,000	182,400

		$3,916,051
Tobacco - 5.0%
Badger, WI, Tobacco Asset Securitization Corp., 6.375%, 2012 (c)	$250,000	$264,733
Buckeye, OH, Tobacco Settlement Financing Authority, “A-2”, 5.125%, 2024	1,780,000	1,347,407
Golden State, CA, Tobacco Securitization Corp., Tobacco Settlement Rev., “A-1”, 6.25%, 2013 (c)	470,000	504,879
Golden State, CA, Tobacco Securitization Corp., Tobacco Settlement Rev., “A-1”, 5.75%, 2047	425,000	291,291
Illinois Railsplitter Tobacco Settlement Authority, 5.5%, 2023	150,000	143,898
Illinois Railsplitter Tobacco Settlement Authority, 6%, 2028	1,050,000	1,050,777
Inland Empire, CA, Tobacco Securitization Corp., Tobacco Settlement Rev., Asset Backed, Capital Appreciation, “C-1”, 0%, 2036	250,000	17,283
Louisiana Tobacco Settlement Authority Rev., “2001-B”, 5.875%, 2039	300,000	274,890

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
Tobacco - continued
New Jersey Tobacco Settlement Financing Corp., “1-A”, 5%, 2041	$1,610,000	$1,024,475
Washington Tobacco Settlement Authority Rev., 6.625%, 2032	460,000	456,651

		$5,376,284
Toll Roads - 2.5%
Mid-Bay Bridge Authority, FL, Springing Lien Rev., “A”, 7.25%, 2040	$175,000	$176,874
North Texas Tollway Authority Rev., 6%, 2038	620,000	634,930
San Joaquin Hills, CA, Transportation Corridor Agency, Toll Road Rev., Capital Appreciation, “A”, NATL, 0%, 2015	2,000,000	1,613,300
Texas Private Activity Bond, Surface Transportation Corp., 7%, 2040	255,000	271,529

		$2,696,633
Transportation - Special Tax - 3.9%
Arizona Transportation Board Highway Rev., “B”, 5%, 2031	$1,000,000	$1,048,510
Kentucky Turnpike Authority, Economic Development Rev., “A”, 5%, 2030	1,000,000	1,060,930
Pennsylvania Turnpike Commission Rev., “A”, N, 3%, 2011	250,000	250,000
Regional Transportation Authority, IL, “C”, FGIC, 7.75%, 2020	1,000,000	1,220,350
Virginia Commonwealth Transportation Board Rev., Capital Projects, 5%, 2020	455,000	542,092

		$4,121,882
Universities - Colleges - 26.7%
Anderson, IN, Economic Development Rev. (Anderson University Project), 5%, 2028	$225,000	$159,962
California Educational Facilities Authority Rev. (California Lutheran University), 5.75%, 2038	350,000	331,552
California Educational Facilities Authority Rev. (Claremont Graduate University), “A”, 5%, 2042	530,000	462,017
California Educational Facilities Authority Rev. (University of San Francisco), 6.125%, 2036	75,000	78,463
California Educational Facilities Authority Rev. (University of Southern California), “A”, 5.25%, 2038	535,000	558,417
California Municipal Finance Authority Rev. (Biola University), 5.8%, 2028	100,000	97,539
California Municipal Finance Authority Rev. (University of La Verne), “A”, 6.25%, 2040	70,000	67,376
District of Columbia Rev. (Georgetown University), Capital Appreciation, BHAC, 0% to 2018, 5% to 2040	1,430,000	882,482
Douglas County, NE, Educational Facilities Rev. (Creighton University), “A”, 5.875%, 2040	645,000	670,007
Grand Valley, MI, State University Rev., 5.5%, 2027	115,000	122,733
Grand Valley, MI, State University Rev., 5.625%, 2029	55,000	58,533

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
Universities - Colleges - continued
Harris County, TX, Cultural Education Facilities Rev. (Baylor College of Medicine), “D”, 5.625%, 2032	$490,000	$437,301
Illinois Finance Authority Rev. (Illinois Institute of Technology), “A”, 5%, 2031	335,000	237,930
Illinois Finance Authority Rev. (Illinois Institute of Technology), “A”, 5%, 2036	335,000	229,408
Illinois Finance Authority Rev. (Roosevelt University Project), 6.25%, 2029	545,000	540,318
Illinois Finance Authority Rev. (Roosevelt University Project), 6.5%, 2039	125,000	124,508
Lubbock, TX, Educational Facilities Authority Rev. (Lubbock Christian University), 5.125%, 2027	285,000	258,620
Lubbock, TX, Educational Facilities Authority Rev. (Lubbock Christian University), 5.25%, 2037	255,000	219,142
Marietta, GA, Development Facilities Authority Rev. (Life University), 7%, 2030	100,000	96,737
Marietta, GA, Development Facilities Authority Rev. (Life University), 7%, 2039	100,000	95,070
Massachusetts Development Finance Agency Rev. (Simmons College), SYNCORA, 5.25%, 2026	125,000	121,781
Massachusetts Development Finance Agency Rev. (Western New England College), 6.125%, 2012 (c)	315,000	342,833
Massachusetts Health & Educational Facilities Authority Rev. (Simmons College), “I”, 8%, 2029	225,000	249,201
Massachusetts Health & Educational Facilities Authority Rev. (Springfield College), 5.625%, 2040	90,000	85,004
Massachusetts Health & Educational Facilities Authority Rev. (Suffolk University), “A”, 6.25%, 2030	415,000	423,134
Massachusetts Health & Educational Facilities Authority Rev. (Suffolk University), “A”, 5.75%, 2039	370,000	354,112
Miami-Dade County, FL, Educational Facilities Authority Rev. (University of Miami), “A”, 5.75%, 2028	125,000	128,160
Michigan Higher Education Facilities Authority Rev. (College for Creative Studies), 6.125%, 2037	475,000	450,333
New Jersey Educational Facilities Authority Rev. (University of Medicine & Dentistry), “B”, 7.5%, 2032	460,000	505,453
New York Dormitory Authority Rev. (Columbia University), 5%, 2038 (u)	15,000,000	15,643,650
Pennsylvania Higher Educational Facilities Authority Rev. (Lasalle University), “A”, 5.25%, 2027	45,000	42,538
San Leanna, TX, Educational Facilities Corp., Higher Education Rev. (St. Edwards University), 5.125%, 2036	115,000	98,102

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
Universities - Colleges - continued
Tulsa, OK, Industrial Authority Rev. (University of Tulsa), 6%, 2027	$535,000	$594,503
University of Minnesota, “A”, ETM, 5.75%, 2014 (c)	500,000	575,920
University of Minnesota, “A”, ETM, 5.5%, 2021 (c)	2,000,000	2,371,940
University of Southern Indiana Rev. (Student Fee), “J”, ASSD GTY, 5.75%, 2028	210,000	227,594
University of Southern Mississippi Educational Building Corp. Rev. (Campus Facilities Project), 5.25%, 2032	190,000	200,784
University of Southern Mississippi Educational Building Corp. Rev. (Campus Facilities Project), 5.375%, 2036	65,000	68,147
Washington Higher Education Facilities Authority Rev. (Whitworth University), 5.875%, 2034	225,000	218,723

		$28,430,027
Universities - Dormitories - 1.6%
Bowling Green, OH, Student Housing Rev. (State University Project), 6%, 2045	$285,000	$264,471
California Statewide Communities Development Authority Rev. (Lancer Educational Student Housing Project), 5.625%, 2033	500,000	406,175
California Statewide Communities Development Authority Rev. (Student Housing, SUCI East Campus), 6%, 2040	220,000	207,634
Illinois Finance Authority Student Housing Rev. (Northern Illinois University Project), 6.625%, 2031	390,000	390,098
Maryland Economic Development Corp. Student Housing (University of Maryland-College Park), 5.875%, 2043	130,000	124,673
Pennsylvania Higher Education Facilities Authority Rev. (East Stroudsburg University), 5%, 2042	200,000	161,734
Pennsylvania Higher Education Facilities Authority Rev. (Edinboro University Foundation), 5.8%, 2030	65,000	63,315
Pennsylvania Higher Education Facilities Authority Rev. (Edinboro University Foundation), 6%, 2043	85,000	82,871

		$1,700,971
Universities - Secondary Schools - 0.9%
Clifton, TX, Higher Education Finance Corp. Rev. (Uplift Education), “A”, 6.125%, 2040	$100,000	$87,579
Clifton, TX, Higher Education Finance Corp. Rev. (Uplift Education), “A”, 6.25%, 2045	70,000	61,809
Colorado Educational & Cultural Facilities Authority Rev. (Academy of Charter Schools Project), 5.625%, 2040	230,000	220,340
Houston, TX, Higher Education Finance Corp. (Cosmos Foundation, Inc.), “A”, 6.5%, 2031	55,000	55,277
La Vernia, TX, Higher Education Finance Corp. Rev. (KIPP, Inc.), “A”, 6.25%, 2039	150,000	150,459

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
Universities - Secondary Schools - continued
La Vernia, TX, Higher Education Finance Corp. Rev. (Lifeschool of Dallas), “A”, 7.5%, 2041	$385,000	$387,976

		$963,440
Utilities - Cogeneration - 1.0%
Pennsylvania Economic Development Financing Authority Rev., Resource Recovery Rev. (Colver), “G”, 5.125%, 2015	$275,000	$265,955
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Central Facilities (Cogeneration Facilities - AES Puerto Rico Project), 6.625%, 2026	320,000	320,326
Suffolk County, NY, Industrial Development Agency Rev. (Nissequoque Cogeneration Partners Facilities), 5.5%, 2023	550,000	491,678

		$1,077,959
Utilities - Investor Owned - 10.9%
Brazos River Authority, TX, Pollution Control Rev. (TXU Electric Co. LLC), “C”, 6.75%, 2038	$270,000	$98,693
Chula Vista, CA, Industrial Development Rev. (San Diego Gas), 5.875%, 2034	195,000	206,790
Clark County, NV, Industrial Development Rev. (Southwest Gas Corp. Project), “E”, 5.8%, 2038 (b)	250,000	264,700
Farmington, NM, Pollution Control Rev. (Public Service New Mexico), “D”, 5.9%, 2040	400,000	384,980
Hawaii Department of Budget & Finance Special Purpose Rev. (Hawaiian Electric Co. & Subsidiary), 6.5%, 2039	410,000	416,396
Maricopa County, AZ, Pollution Control Corp., Pollution Control Rev. (Arizona Public Service Co.), “D”, 6%, 2029 (b)	195,000	216,713
Massachusetts Development Finance Agency, Solid Waste Disposal Rev. (Dominion Energy Brayton), 5.75%, 2042 (b)	70,000	75,816
Matagorda County, TX, Navigation District 1 (Houston Lighting), AMBAC, 5.125%, 2028	2,000,000	1,960,420
Michigan Strategic Fund, Ltd. Obligation Rev. (Detroit Edison), “A”, NATL, 5.55%, 2029	3,000,000	3,001,410
Mississippi Business Finance Corp., Pollution Control Rev. (Systems Energy Resources Project), 5.875%, 2022	1,000,000	989,270
New Hampshire Business Finance Authority, Pollution Control Rev. (Public Service of New Hampshire), “B”, NATL, 4.75%, 2021	250,000	250,908
Pennsylvania Economic Development Financing Authority (Allegheny Energy Supply Co. LLC), 7%, 2039	495,000	523,141
Petersburg, IN, Pollution Control Rev. (Indianapolis Power & Light), NATL, 5.4%, 2017	2,500,000	2,733,550
Pima County, AZ, Industrial Development Authority Rev. (Tucson Electric Power Co.), 5.75%, 2029	485,000	487,474

		$11,610,261

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
Utilities - Other - 3.6%
Georgia Main Street Natural Gas, Inc., Gas Project Rev., “A”, 5.5%, 2026	$120,000	$115,901
Georgia Main Street Natural Gas, Inc., Gas Project Rev., “A”, 5.5%, 2028	250,000	234,530
Indiana Bond Bank Special Program, Gas Rev., “A”, 5.25%, 2018	190,000	202,147
Public Authority for Colorado Energy Natural Gas Purchase Rev., 6.5%, 2038	425,000	459,442
Salt Verde Financial Corp., AZ, Senior Gas Rev., 5%, 2032	795,000	714,554
Salt Verde Financial Corp., AZ, Senior Gas Rev., 5%, 2037	790,000	697,001
Tennessee Energy Acquisition Corp., Gas Rev., “A”, 5.25%, 2017	180,000	181,796
Tennessee Energy Acquisition Corp., Gas Rev., “A”, 5.25%, 2022	205,000	200,224
Tennessee Energy Acquisition Corp., Gas Rev., “A”, 5.25%, 2023	300,000	291,792
Tennessee Energy Acquisition Corp., Gas Rev., “A”, 5.25%, 2026	610,000	577,688
Tennessee Energy Acquisition Corp., Gas Rev., “C”, 5%, 2025	185,000	175,739

		$3,850,814
Water & Sewer Utility Revenue - 2.1%
Atlanta, GA, Water & Wastewater Rev., “A”, 6%, 2022	$290,000	$332,183
Commonwealth of Puerto Rico Aqueduct & Sewer Authority Rev., “A”, 6%, 2038	505,000	506,702
Commonwealth of Puerto Rico Aqueduct & Sewer Authority Rev., “A”, 6%, 2044	195,000	194,709
Detroit, MI, Sewer Disposal System Rev., “B”, AGM, 7.5%, 2033	410,000	479,491
Massachusetts Water Resources Authority, “B”, AGM, 5.25%, 2029	600,000	691,074

		$2,204,159
Total Municipal Bonds (Identified Cost, $156,246,427)		$158,268,560

Money Market Funds (v) - 1.2%
MFS Institutional Money Market Portfolio, 0.13%, at Cost and Net Asset Value	1,255,195	$1,255,195
Total Investments (Identified Cost, $157,501,622)		$159,523,755

Other Assets, Less Liabilities - (3.9)%		(4,197,735)
Preferred Shares (Issued by the Fund) - (45.8)%		(48,750,000)
Net Assets applicable to common shares - 100.0%		$106,576,020

(b)	Mandatory tender date is earlier than stated maturity date.

(c)	Refunded bond.

(d)	Non-income producing security - in default.

(f)	All or a portion of the security has been segregated as collateral for open futures contracts.

(n)

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified

Portfolio of Investments (unaudited) – continued

institutional buyers. At period end, the aggregate value of these securities was $1,046,809 representing 1.0% of net assets applicable to common shares.

(q)	Interest received was less than stated coupon rate.

(u)	Underlying security deposited into special purpose trust (“the trust”) by investment banker upon creation of self-deposited inverse floaters.

(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted is the annualized seven-day yield of the fund at period end.

(z)	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. The fund holds the following restricted securities:

Restricted Securities	Acquisition Date	Cost	Value
MuniMae TE Bond Subsidiary LLC, 5.5%, 2049	11/02/05	$1,000,000	$620,710
Resolution Trust Corp., Pass-Through Certificates, “1993”, 8.5%, 2016	8/27/93	229,802	216,436
Total Restricted Securities			$837,146
% of net assets applicable to common shares			0.8%

The following abbreviations are used in this report and are defined:

COP	Certificate of Participation
ETM	Escrowed to Maturity
LOC	Letter of Credit

Insurers
AGM	Assured Guaranty Municipal
AMBAC	AMBAC Indemnity Corp.
ASSD GTY	Assured Guaranty Insurance Co.
BHAC	Berkshire Hathaway Assurance Corp.
CALHF	California Housing Finance Agency
FGIC	Financial Guaranty Insurance Co.
FHA	Federal Housing Administration
FHLMC	Federal Home Loan Mortgage Corp.
GNMA	Government National Mortgage Assn.
NATL	National Public Finance Guarantee Corp.
SYNCORA	Syncora Guarantee Inc.

Portfolio of Investments (unaudited) – continued

Derivative Contracts at 5/31/11

Futures Contracts Outstanding at 5/31/11

Description	Currency	Contracts	Value	Expiration Date	Unrealized Appreciation (Depreciation)
Liability Derivatives
Interest Rate Futures
U.S. Treasury Note 10 yr (Short)	USD	90	$11,034,844	September - 2011	$(74,846)
U.S. Treasury Bond 30 yr (Short)	USD	41	5,118,594	September - 2011	(16,480)

					$(91,326)

At May 31, 2011, the fund had sufficient cash and/or other liquid securities to cover any commitments under these derivative contracts.

See Notes to Financial Statements

Financial Statements

STATEMENT OF ASSETS AND LIABILITIES

At 5/31/11 (unaudited)

This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.

Assets
Investments-
Non-affiliated issuers, at value (identified cost, $156,246,427)	$158,268,560
Underlying affiliated funds, at cost and value	1,255,195
Total investments, at value (identified cost, $157,501,622)		$159,523,755
Cash	569,306
Receivables for
Investments sold	664,800
Interest	2,824,314
Other assets	18,514
Total assets		$163,600,689
Liabilities
Payables for
Distributions on common shares	$46,203
Distributions on preferred shares	407
Daily variation margin on open futures contracts	22,906
Investments purchased	569,307
Payable to the holder of the floating rate certificate from trust assets	7,507,800
Payable for interest expense and fees	24,906
Payable to affiliates
Investment adviser	13,845
Transfer agent and dividend disbursing costs	1,027
Payable for independent Trustees’ compensation	3,767
Accrued expenses and other liabilities	84,501
Total liabilities		$8,274,669
Preferred shares
Auction preferred shares (1,950 shares issued and outstanding at $25,000 per share) at liquidation value		$48,750,000
Net assets applicable to common shares		$106,576,020
Net assets consist of
Paid-in capital – common shares	$125,877,428
Unrealized appreciation (depreciation) on investments	1,930,807
Accumulated net realized gain (loss) on investments	(22,006,311)
Undistributed net investment income	774,096
Net assets applicable to common shares		$106,576,020
Preferred shares, at liquidation value (1,950 shares issued and outstanding at $25,000 per share)		48,750,000
Net assets including preferred shares		$155,326,020
Common shares of beneficial interest outstanding		11,532,289
Net asset value per common share (net assets of $106,576,020 / 11,532,289 shares of beneficial interest outstanding)		$9.24

See Notes to Financial Statements

Financial Statements

STATEMENT OF OPERATIONS

Six months ended 5/31/11 (unaudited)

This statement describes how much your fund earned in investment income and accrued in expenses.

It also describes any gains and/or losses generated by fund operations.

Net investment income
Income
Interest	$4,565,618
Dividends from underlying affiliated funds	3,294
Total investment income		$4,568,912
Expenses
Management fee	$496,348
Transfer agent and dividend disbursing costs	11,450
Administrative services fee	15,772
Independent Trustees’ compensation	9,756
Stock exchange fee	12,037
Preferred shares service fee	25,684
Custodian fee	7,966
Shareholder communications	14,868
Auditing fees	36,873
Legal fees	3,524
Interest expense and fees	27,443
Miscellaneous	39,904
Total expenses		$701,625
Fees paid indirectly	(22)
Reduction of expenses by investment adviser	(15,517)
Net expenses		$686,086
Net investment income		$3,882,826
Realized and unrealized gain (loss) on investments
Realized gain (loss) (identified cost basis)
Investment transactions	$(915,580)
Futures contracts	(8,310)
Net realized gain (loss) on investments		$(923,890)
Change in unrealized appreciation (depreciation)
Investments	$(855,823)
Futures contracts	(112,008)
Net unrealized gain (loss) on investments		$(967,831)
Net realized and unrealized gain (loss) on investments		$(1,891,721)
Distributions declared to preferred shareholders		$(98,528)
Change in net assets from operations		$1,892,577

See Notes to Financial Statements

Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS

These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.

	Six months ended	Year ended
	5/31/11	11/30/10
	(unaudited)
Change in net assets
From operations
Net investment income	$3,882,826	$7,823,454
Net realized gain (loss) on investments	(923,890)	(1,900,050)
Net unrealized gain (loss) on investments	(967,831)	2,320,800
Distributions declared to preferred shareholders	(98,528)	(199,000)
Change in net assets from operations	$1,892,577	$8,045,204
Distributions declared to common shareholders
From net investment income	$(3,771,058)	$(7,485,209)
Net asset value of shares issued to common shareholders in reinvestment of distributions	$—	$228,232
Total change in net assets	$(1,878,481)	$788,227
Net assets applicable to common shares
At beginning of period	108,454,501	107,666,274
At end of period (including undistributed net investment income of $774,096 and $760,856, respectively)	$106,576,020	$108,454,501

See Notes to Financial Statements

Financial Statements

FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the fund’s financial performance for the semiannual period and the past 5 fiscal years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

	Six months ended 5/31/11 (unaudited)		Years ended 11/30
			2010	2009	2008	2007		2006

Net asset value, beginning of period	$9.40		$9.35	$7.91	$10.56	$11.53		$11.16
Income (loss) from investment operations
Net investment income (d)	$0.34		$0.68	$0.69	$0.67	$0.79	(z)	$0.75
Net realized and unrealized gain (loss) on investments	(0.16)		0.04	1.38	(2.59)	(1.02	)(z)	0.37
Distributions declared to preferred shareholders	(0.01)		(0.02)	(0.03)	(0.18)	(0.19)		(0.17)
Total from investment operations	$0.17		$0.70	$2.04	$(2.10)	$(0.42)		$0.95
Less distributions declared to common shareholders
From net investment income, common shares	$(0.33)		$(0.65)	$(0.60)	$(0.55)	$(0.55)		$(0.58)
Net asset value, end of period	$9.24		$9.40	$9.35	$7.91	$10.56		$11.53
Common share market value, end of period	$9.15		$9.21	$9.08	$6.35	$9.56		$10.73
Total return at common market value (%) (p)	3.04	(n)	8.54	53.99	(29.32)	(6.12)		8.96
Total return at net asset value(%) (j)(p)(r)(s)(t)	1.99	(n)	7.58	27.29	(20.30)	(3.50)		9.11
Ratios (%) (to average net assets applicable to common shares) and Supplemental data:
Expenses before expense reductions (f)(p)	1.35	(a)	1.32	1.44	1.56	1.35		1.37
Expenses after expense reductions (f)(p)	1.32	(a)	1.29	1.40	1.47	1.32		1.34
Net investment income (p)	7.46	(a)	7.05	7.94	6.82	7.10	(z)	6.71
Portfolio turnover	9		7	14	34	24		34
Net assets at end of period (000 omitted)	$106,576		$108,455	$107,666	$90,991	$121,593		$132,663

Financial Highlights – continued

	Six months ended 5/31/11 (unaudited)		Years ended 11/30
			2010	2009	2008	2007	2006

Supplemental Ratios (%):
Ratio of expenses to average net assets:
Applicable to common shares after expense reductions and excluding interest expense and fees (f)(l)(p)	1.27	(a)	1.24	1.33	1.34	1.29	1.31
Net investment income available to common shares	7.27	(a)	6.87	7.59	5.01	5.37	5.15
Senior Securities:
Total preferred shares outstanding	1,950		1,950	1,950	1,950	2,400	2,400
Asset coverage per preferred share (k)	$79,654		$80,618	$80,213	$71,662	$75,664	$80,276
Involuntary liquidation preference per preferred share (o)	$25,000		$25,000	$25,000	$25,000	$25,000	$25,007
Average market value per preferred share (m)(x)	$25,000		$25,000	$25,000	$25,000	$25,000	$25,000
(a)	Annualized.
(d)	Per share data is based on average shares outstanding.
(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.
(j)	Total return at net asset value is calculated using the net asset value of the fund, not the publicly traded price and therefore may be different than the total return at market value.
(k)	Calculated by subtracting the fund’s total liabilities (not including preferred shares) from the fund’s total assets and dividing this number by the number of preferred shares outstanding.
(l)	Interest expense and fees relate to payments made to the holder of the floating rate certificate from trust assets.
(m)	Amount excludes accrued unpaid distributions to Auction Preferred Shareholders.
(n)	Not annualized.
(o)	Effective November 30, 2007, amount excludes accrued unpaid distributions to Auction Preferred Shareholders.
(p)	Excludes dividend payment on auction preferred shares.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t)	Prior to November 30, 2007, total return at net asset value is unaudited.
(x)	Average market value represents the approximate fair value of the fund’s liability.
(z)	The fund applied a change in estimate for amortization of premium on certain debt securities in the year ended November 30, 2007 that resulted in an increase of $0.04 per share to net investment income, a decrease of $0.04 per share to net realized and unrealized gain (loss) on investments, and an increase of 0.35% to the net investment income ratio. The change in estimate had no impact on net assets, net asset value per share or total return.

See Notes to Financial Statements

NOTES TO FINANCIAL STATEMENTS

(unaudited)

(1)	Business and Organization

MFS Investment Grade Municipal Trust (the fund) is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as a closed-end management investment company.

(2)	Significant Accounting Policies

General – The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the fund’s Statement of Assets and Liabilities through the date that the financial statements were issued. The fund invests primarily in municipal instruments. The value of municipal instruments can be affected by changes in their actual or perceived credit quality. The credit quality of municipal instruments can be affected by, among other things, the financial condition of the issuer or guarantor, the issuer’s future borrowing plans and sources of revenue, the economic feasibility of the revenue bond project or general borrowing purpose, political or economic developments in the region where the instrument is issued and the liquidity of the security. Municipal instruments generally trade in the over-the-counter market. Municipal instruments backed by current and anticipated revenues from a specific project or specific assets can be negatively affected by the discontinuance of the taxation supporting the projects or assets or the inability to collect revenues for the project or from the assets. If the Internal Revenue Service determines an issuer of a municipal instrument has not complied with the applicable tax requirements, the security could decline in value, interest from the security could become taxable and the funds may be required to issue Forms 1099-DIV.

Investment Valuations – Debt instruments and floating rate loans (other than short-term instruments), including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less generally are valued at amortized cost, which approximates market value. Futures contracts are generally valued at last posted settlement price as provided by a third-party pricing service on the market on which they are primarily traded. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation as provided by a third-party pricing service on the market on which such futures

Notes to Financial Statements (unaudited) – continued

contracts are primarily traded. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair

Notes to Financial Statements (unaudited) – continued

value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments not reflected in total investments, such as futures. The following is a summary of the levels used as of May 31, 2011 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Municipal Bonds	$—	$158,268,560	$—	$158,268,560
Mutual Funds	1,255,195	—	—	1,255,195
Total Investments	$1,255,195	$158,268,560	$—	$159,523,755

Other Financial Instruments
Futures	$(91,326)	$—	$—	$(91,326)

For further information regarding security characteristics, see the Portfolio of Investments.

Derivatives – The fund uses derivatives for different purposes, including to earn income and enhance returns, to increase or decrease exposure to a particular market, to manage or adjust the risk profile of the fund, or as alternatives to direct investments. Derivatives are used for hedging or non-hedging purposes. While hedging can reduce or eliminate losses, it can also reduce or eliminate gains. When the fund uses derivatives as an investment to increase market exposure, or for hedging purposes, gains and losses from derivative instruments may be substantially greater than the derivative’s original cost.

The derivative instruments used by the fund were futures contracts. The fund’s period end derivatives, as presented in the Portfolio of Investments and the associated Derivative Contract Tables, generally are indicative of the volume of its derivative activity during the period.

The following table presents, by major type of derivative contract, the fair value, on a gross basis, of the asset and liability components of derivatives held by the fund at May 31, 2011 as reported in the Statement of Assets and Liabilities:

		Fair Value (a)
Risk	Derivative	Liability Derivatives
Interest Rate	Interest Rate Futures	$(91,326)

(a)	The value of futures contracts outstanding includes cumulative appreciation (depreciation) as reported in the fund’s Portfolio of Investments. Only the current day variation margin for futures contracts is separately reported within the fund’s Statement of Assets and Liabilities.

Notes to Financial Statements (unaudited) – continued

The following table presents, by major type of derivative contract, the realized gain (loss) on derivatives held by the fund for the six months ended May 31, 2011 as reported in the Statement of Operations:

Risk	Futures Contracts
Interest Rate	$(8,310)

The following table presents, by major type of derivative contract, the change in unrealized appreciation (depreciation) on derivatives held by the fund for the six months ended May 31, 2011 as reported in the Statement of Operations:

Risk	Futures Contracts
Interest Rate	$(112,008)

Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain over-the-counter derivatives, the fund attempts to reduce its exposure to counterparty credit risk whenever possible by entering into an International Swaps and Derivatives Association (ISDA) Master Agreement on a bilateral basis with each of the counterparties with whom it undertakes a significant volume of transactions. The ISDA Master Agreement gives each party to the agreement the right to terminate all transactions traded under such agreement if there is a certain deterioration in the credit quality of the other party. The ISDA Master Agreement gives the fund the right, upon an event of default by the applicable counterparty or a termination of the agreement, to close out all transactions traded under such agreement and to net amounts owed under each transaction to one net amount payable by one party to the other. This right to close out and net payments across all transactions traded under the ISDA Master Agreement could result in a reduction of the fund’s credit risk to such counterparty equal to any amounts payable by the fund under the applicable transactions, if any. However, absent an event of default by the counterparty or a termination of the agreement, the ISDA Master Agreement does not result in an offset of reported amounts of assets and liabilities in the Statement of Assets and Liabilities across transactions between the fund and the applicable counterparty.

Collateral requirements differ by type of derivative. Collateral or margin requirements are set by the broker or exchange clearing house for exchange traded derivatives (i.e., futures and exchange-traded options) while collateral terms are contract specific for over-the-counter traded derivatives (i.e., forward foreign currency exchange contracts, swaps and over-the-counter options). For derivatives traded under an ISDA Master Agreement, the collateral requirements are netted across all transactions traded under such agreement and one amount is posted from one party to the other to collateralize such obligations. Cash collateral that has been pledged to cover obligations of the fund under derivative contracts, if any, will be reported separately on the

Notes to Financial Statements (unaudited) – continued

Statement of Assets and Liabilities as restricted cash. Securities collateral pledged for the same purpose, if any, is noted in the Portfolio of Investments.

Futures Contracts – The fund entered into futures contracts which may be used to hedge against or obtain broad market, interest rate or currency exposure. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date.

Upon entering into a futures contract, the fund is required to deposit with the broker, either in cash or securities, an initial margin in an amount equal to a certain percentage of the notional amount of the contract. Subsequent payments (variation margin) are made or received by the fund each day, depending on the daily fluctuations in the value of the contract, and are recorded for financial statement purposes as unrealized gain or loss by the fund until the contract is closed or expires at which point the gain or loss on futures is realized.

The fund bears the risk of interest rates, exchange rates or securities prices moving unexpectedly, in which case, the fund may not achieve the anticipated benefits of the futures contracts and may realize a loss. While futures may present less counterparty risk to the fund since the contracts are exchange traded and the exchange’s clearinghouse guarantees payments to the broker, there is still counterparty credit risk due to the insolvency of the broker. The fund’s maximum risk of loss due to counterparty credit risk is equal to the margin posted by the fund to the broker plus any gains or minus any losses on the outstanding futures contracts.

Inverse Floaters – The fund invests in municipal inverse floating rate securities which are structured by the issuer (known as primary market inverse floating rate securities) or by an investment banker utilizing municipal bonds which have already been issued (known as secondary market inverse floating rate securities) to have variable rates of interest which typically move in the opposite direction of short term interest rates. A secondary market inverse floating rate security is created when an investment banker transfers a fixed rate municipal bond to a special purpose trust, and causes the trust to (a) issue floating rate certificates to third parties, in an amount equal to a fraction of the par amount of the deposited bonds (these certificates usually pay tax-exempt interest at short-term interest rates that typically reset weekly; and the certificate holders typically, on seven days notice, have the option to tender their certificates to the investment banker or another party for redemption at par plus accrued interest), and (b) issue inverse floating rate certificates (sometimes referred to as “inverse floaters”). If the holder of the inverse floater transfers the municipal bonds to an investment banker for the purpose of depositing the municipal bonds into the special purpose trust, the inverse floating rate certificates that are issued by the trust are referred to as “self-deposited inverse floaters.” If the bonds held by the trust are

Notes to Financial Statements (unaudited) – continued

purchased by the investment banker for deposit into the trust from someone other than the purchasers of the inverse floaters, the inverse floating rate certificates that are issued by the trust are referred to as “externally deposited inverse floaters.” Such self-deposited inverse floaters held by the fund are accounted for as secured borrowings, with the municipal bonds reflected in the investments of the fund and amounts owed to the holder of the floating rate certificate under the provisions of the trust, which amounts are paid solely from the assets of the trust, reflected as liabilities of the fund in the Statement of Assets and Liabilities under the caption, “Payable to the holder of the floating rate certificate from trust assets”. The carrying value of the fund’s payable to the holder of the floating rate certificate from trust assets as reported on the fund’s Statement of Assets and Liabilities approximates its fair value. At May 31, 2011, the fund’s payable to the holder of the floating rate certificate from trust assets was $7,507,800 and the interest rate on these floating rate certificates issued by the trust was 1.50%. For the six months ended May 31, 2011, the average payable to the holder of the floating rate certificate from trust assets was $7,501,950 at a weighted average interest rate of 0.73%. Interest expense and fees relate to interest payments made to the holder of certain floating rate certificates and associated fees, both of which are made from trust assets. Interest expense and fees are recorded as incurred. For the six months ended May 31, 2011, interest expense and fees in connection with self-deposited inverse floaters was $27,443. Primary and externally deposited inverse floaters held by the fund are not accounted for as secured borrowings.

Indemnifications – Under the fund’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund’s maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.

Investment Transactions and Income – Investment transactions are recorded on the trade date. Interest income is recorded on the accrual basis. All premium and discount is amortized or accreted for financial statement purposes in accordance with U.S. generally accepted accounting principles. Dividends received in cash are recorded on the ex-dividend date. Dividend and interest payments received in additional securities are recorded on the ex-dividend or ex-interest date in an amount equal to the value of the security on such date. Debt obligations may be placed on non-accrual status or set to accrue at a rate of interest less than the contractual coupon when the collection of all or a portion of interest has become doubtful. Interest income for those debt obligations may be further reduced by the write-off of the related interest receivables when deemed uncollectible.

Notes to Financial Statements (unaudited) – continued

The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.

Legal fees and other related expenses incurred to preserve and protect the value of a security owned are added to the cost of the security; other legal fees are expensed. Capital infusions made directly to the security issuer, which are generally non-recurring, incurred to protect or enhance the value of high-yield debt securities, are reported as additions to the cost basis of the security. Costs that are incurred to negotiate the terms or conditions of capital infusions or that are expected to result in a plan of reorganization are reported as realized losses. Ongoing costs incurred to protect or enhance an investment, or costs incurred to pursue other claims or legal actions, are expensed.

Fees Paid Indirectly – The fund’s custody fee may be reduced according to an arrangement that measures the value of cash deposited with the custodian by the fund. This amount, for the six months ended May 31, 2011, is shown as a reduction of total expenses on the Statement of Operations.

Tax Matters and Distributions – The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable and tax-exempt income, including realized capital gains. As a result, no provision for federal income tax is required. The fund’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future. Distributions in excess of net investment income or net realized gains are temporary overdistributions for financial statement purposes resulting from differences in the recognition or classification of income or distributions for financial statement and tax purposes.

Book/tax differences primarily relate to expiration of capital loss carryforwards, amortization and accretion of debt securities, defaulted bonds and secured borrowings.

Notes to Financial Statements (unaudited) – continued

The tax character of distributions made during the current period will be determined at fiscal year end. The tax character of distributions declared to shareholders for the last fiscal year is as follows:

11/30/10
Ordinary income (including any short-term capital gains)	$5,630
Tax-exempt income	7,678,579
Total distributions	$7,684,209

The federal tax cost and the tax basis components of distributable earnings were as follows:

As of 5/31/11
Cost of investments	$149,537,687
Gross appreciation	7,349,548
Gross depreciation	(4,871,280)
Net unrealized appreciation (depreciation)	$2,478,268

As of 11/30/10
Undistributed ordinary income	23,849
Undistributed tax-exempt income	845,798
Capital loss carryforwards	(21,487,632)
Other temporary differences	(108,791)
Net unrealized appreciation (depreciation)	3,303,849

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

As of November 30, 2010, the fund had capital loss carryforwards available to offset future realized gains. Such losses expire as follows:

11/30/15	$(7,005,145)
11/30/16	(6,501,801)
11/30/17	(5,772,221)
11/30/18	(2,208,465)
Total	$(21,487,632)

(3)	Transactions with Affiliates

Investment Adviser – The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund. The management fee is computed daily and paid monthly at an annual rate of 0.65% of the fund’s average daily net assets (including the value of auction preferred shares).

The investment adviser has agreed in writing to reduce its management fee to 0.63% of average daily net assets (including the value of auction preferred

Notes to Financial Statements (unaudited) – continued

shares). This written agreement will continue until modified by the fund’s Board of Trustees, but such agreement will continue at least until November 30, 2011. This management fee reduction amounted to $15,272, which is shown as a reduction of total expenses in the Statement of Operations. The management fee incurred for the six months ended May 31, 2011 was equivalent to an annual effective rate of 0.63% of the fund’s average daily net assets (including the value of auction preferred shares).

The investment adviser has agreed in writing to pay a portion of the fund’s total annual operating expenses, exclusive of, interest, taxes, extraordinary expenses, brokerage and transaction costs and investment-related expenses (including interest expense and fees associated with investments in inverse floating rate instruments) other than preferred shares service fees, such that operating expenses do not exceed 0.89% annually of the fund’s average daily net assets (including the value of auction preferred shares). This written agreement will continue until modified by the fund’s Board of Trustees, but such agreement will continue at least until November 30, 2011. For the six months ended May 31, 2011, the fund’s actual operating expenses did not exceed the limit and therefore, the investment adviser did not pay any portion of the fund’s expenses.

Transfer Agent – The fund engages Computershare Trust Company, N.A. (“Computershare”) as the sole transfer agent for the fund’s common shares. MFS Service Center, Inc. (MFSC) monitors and supervises the activities of Computershare for an agreed upon fee approved by the Board of Trustees. For the six months ended May 31, 2011, these fees paid to MFSC amounted to $3,532.

Administrator – MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund partially reimburses MFS the costs incurred to provide these services. The fund is charged an annual fixed amount of $17,500 plus a fee based on average daily net assets (including the value of the auction preferred shares). The administrative services fee incurred for the six months ended May 31, 2011 was equivalent to an annual effective rate of 0.0207% of the fund’s average daily net assets (including the value of the auction preferred shares).

Trustees’ and Officers’ Compensation – The fund pays compensation to independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. The fund does not pay compensation directly to Trustees or to officers of the fund who are also officers of the investment adviser, all of whom receive remuneration for their services to the fund from MFS. Certain officers and Trustees of the fund are officers or directors of MFS and MFSC.

Notes to Financial Statements (unaudited) – continued

Deferred Trustee Compensation – Prior to MFS’ appointment as investment adviser to the fund, the fund’s former independent Trustees participated in a Deferred Compensation Plan (the “Former Colonial Trustees Plan” or “Plan”). The fund’s current independent Trustees are not allowed to defer compensation under the Former Colonial Trustees Plan. Amounts deferred under the Plan are invested in shares of certain non-MFS funds selected by the former independent Trustees as notional investments. Deferred amounts represent an unsecured obligation of the fund until distributed in accordance with the Plan. Included in other assets and payable for independent Trustees’ compensation on the Statement of Assets and Liabilities is $3,744 of deferred Trustees’ compensation. There is no current year expense associated with the Former Colonial Trustees Plan.

Other – This fund and certain other funds managed by MFS (the funds) have entered into services agreements (the Agreements) which provide for payment of fees by the funds to Tarantino LLC and Griffin Compliance LLC in return for the provision of services of an Independent Chief Compliance Officer (ICCO) and Assistant ICCO, respectively, for the funds. The ICCO and Assistant ICCO are officers of the funds and the sole members of Tarantino LLC and Griffin Compliance LLC, respectively. The funds can terminate the Agreements with Tarantino LLC and Griffin Compliance LLC at any time under the terms of the Agreements. For the six months ended May 31, 2011, the aggregate fees paid by the fund to Tarantino LLC and Griffin Compliance LLC were $592 and are included in miscellaneous expense on the Statement of Operations. MFS has agreed to reimburse the fund for a portion of the payments made by the fund in the amount of $245, which is shown as a reduction of total expenses in the Statement of Operations. Additionally, MFS has agreed to bear all expenses associated with office space, other administrative support, and supplies provided to the ICCO and Assistant ICCO.

The fund invests in the MFS Institutional Money Market Portfolio which is managed by MFS and seeks a high level of current income consistent with preservation of capital and liquidity. Income earned on this investment is included in dividends from underlying affiliated funds on the Statement of Operations. This money market fund does not pay a management fee to MFS.

(4)	Portfolio Securities

Purchases and sales of investments, other than U.S. Government securities, purchased option transactions, and short-term obligations, aggregated $14,286,522 and $14,082,287, respectively.

(5)	Shares of Beneficial Interest

The fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. The fund reserves the right to repurchase shares of beneficial interest of the fund subject to

Notes to Financial Statements (unaudited) – continued

Trustee approval. During the six months ended May 31, 2011, and the year ended November 30, 2010, the fund did not repurchase any shares. Transactions in fund shares were as follows:

	Six months ended 5/31/11		Year ended 11/30/10
	Shares	Amount	Shares	Amount
Shares issued to shareholders in reinvestment of distributions	—	$—	23,289	$228,232

(6)	Line of Credit

The fund and certain other funds managed by MFS participate in a $1.1 billion unsecured committed line of credit, subject to a $1 billion sublimit, provided by a syndication of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the higher of the Federal Reserve funds rate or one month LIBOR plus an agreed upon spread. A commitment fee, based on the average daily, unused portion of the committed line of credit, is allocated among the participating funds at the end of each calendar quarter. In addition, the fund and other funds managed by MFS have established unsecured uncommitted borrowing arrangements with certain banks for temporary financing needs. Interest is charged to each fund, based on its borrowings, at a rate equal to the Federal Reserve funds rate plus an agreed upon spread. For the six months ended May 31, 2011, the fund’s commitment fee and interest expense were $569 and $0, respectively, and are included in miscellaneous expense on the Statement of Operations.

(7)	Transactions in Underlying Affiliated Funds-Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be affiliated issuers:

Underlying Affiliated Funds	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	1,908,017	16,268,718	(16,921,540)	1,255,195

Underlying Affiliated Funds	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$3,294	$1,255,195

(8)	Auction Preferred Shares

The fund has 1,950 shares issued and outstanding of Auction Preferred Shares (APS), series M. Dividends are cumulative at a rate that is reset every seven days through an auction process. If the APS are unable to be remarketed on a

Notes to Financial Statements (unaudited) – continued

remarketing date as part of the auction process, the fund would be required to pay the maximum applicable rate on APS to holders of such shares for successive dividend periods until such time when the shares are successfully remarketed. The maximum rate on APS rated aa3/AA- or better is equal to 110% of the higher of (i) the Taxable Equivalent of the Short-Term Municipal Bond Rate or (ii) the “AA” Composite Commercial Paper Rate.

Since February 2008, regularly scheduled auctions for APS issued by closed end funds, including this fund, have consistently failed because of insufficient demand (bids to buy shares) to meet the supply (shares offered for sale) at each auction. In a failed auction, APS holders cannot sell their shares tendered for sale. While repeated auction failures have affected the liquidity for APS, they do not constitute a default or automatically alter the credit quality of the APS, and APS holders have continued to receive dividends at the previously defined “maximum rate”. During the six months ended May 31, 2011, the APS dividend rates ranged from 0.31% to 0.68%. For the six months ended May 31, 2011, the average dividend rate was 0.40%. These developments with respect to APS do not affect the management or investment policies of the fund. However, one implication of these auction failures for Common shareholders is that the fund’s cost of leverage will be higher than it otherwise would have been had the auctions continued to be successful. As a result, the fund’s future Common share earnings may be lower than they otherwise would have been. To the extent that investments are purchased with the issuance of preferred shares, the fund’s net asset value will increase or decrease at a greater rate than a comparable unleveraged fund.

The fund pays an annual service fee to broker-dealers with customers who are beneficial owners of the preferred shares. The service fee is equivalent to 0.25% of the applicable preferred share liquidation value while the preferred share auctions are successful or to 0.15% or less, varying by broker-dealer, while the auctions are failing. The APS are redeemable at the option of the fund in whole or in part at the redemption price equal to $25,000 per share, plus accumulated and unpaid dividends. The APS are also subject to mandatory redemption if certain requirements relating to its asset maintenance coverage are not satisfied. The fund is required to maintain certain asset coverage with respect to the APS as defined in the fund’s By-Laws and the Investment Company Act of 1940 and, as such is not permitted to declare common share dividends unless the fund’s APS have a minimum asset coverage ratio of 200% after declaration of the common share dividends.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Trustees and Shareholders of the MFS Investment Grade Municipal Trust:

We have reviewed the accompanying statement of assets and liabilities of the MFS Investment Grade Municipal Trust (the Fund), including the portfolio of investments, as of May 31, 2011, and the related statements of operations, changes in net assets, and financial highlights for the six-month period ended May 31, 2011. These interim financial statements and financial highlights are the responsibility of the Fund’s management.

We conducted our review in accordance with the standards of the Public Company Accounting Oversight Board (United States). A review of interim financial information consists principally of applying analytical procedures and making inquiries of persons responsible for financial and accounting matters. It is substantially less in scope than an audit conducted in accordance with the standards of the Public Company Accounting Oversight Board (United States), the objective of which is the expression of an opinion regarding the financial statements taken as a whole. Accordingly, we do not express such an opinion.

Based on our review, we are not aware of any material modifications that should be made to the accompanying interim financial statements and financial highlights for them to be in conformity with U.S. generally accepted accounting principles.

We have previously audited, in accordance with the standards of the Public Company Accounting Oversight Board (United States), the statement of changes in net assets for the year ended November 30, 2010, and its financial highlights for each of the four years in the period then ended, and in our report dated January 15, 2011, we expressed an unqualified opinion on such statement of changes in net assets and financial highlights. The financial highlights for the year ended November 30, 2006 were audited by another independent registered public accounting firm whose report, dated January 25, 2007, expressed an unqualified opinion on those financial highlights.

Boston, Massachusetts

July 15, 2011

BOARD REVIEW OF INVESTMENT ADVISORY AGREEMENT

A discussion regarding the Board’s most recent review and renewal of the fund’s Investment Advisory Agreement with MFS is available by clicking on the fund’s name under “Closed End Funds” in the “Products and Performance” section of the MFS Web site (mfs.com).

PROXY VOTING POLICIES AND INFORMATION

A general description of the MFS funds’ proxy voting policies and procedures is available without charge, upon request, by calling 1-800-225-2606, by visiting the Proxy Voting section of mfs.com or by visiting the SEC’s Web site at http://www.sec.gov.

Information regarding how the fund voted proxies relating to portfolio securities during the twelve-month period ended June 30, 2010 is available without charge by visiting the Proxy Voting section of mfs.com or by visiting the SEC’s Web site at http://www.sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE

The fund will file a complete schedule of portfolio holdings with the Securities and Exchange Commission (the Commission) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q may be reviewed and copied at the:

Public Reference Room

Securities and Exchange Commission

100 F Street, NE, Room 1580

Washington, D.C. 20549

Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-800-SEC-0330. The fund’s Form N-Q is available on the EDGAR database on the Commission’s Internet Web site at http://www.sec.gov, and copies of this information may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov or by writing the Public Reference Section at the above address.

A shareholder can also obtain the quarterly portfolio holdings report at mfs.com.

FURTHER INFORMATION

From time to time, MFS may post important information about the fund or the MFS funds on the MFS web site (mfs.com). This information is available by visiting the “News & Commentary” section of mfs.com or by clicking on the fund’s name under “Closed End Funds” in the “Products and Performance” section of mfs.com.

rev. 3/11

FACTS	WHAT DOES MFS DO WITH YOUR PERSONAL INFORMATION?

Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?

The types of personal information we collect and share depend on the product or service you have with us. This information can include:

•Social Security number and account balances

•Account transactions and transaction history

•Checking account information and wire transfer instructions

When you are no longer our customer, we continue to share your information as described in this notice.

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons MFS chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information	Does MFS share?	Can you limit this sharing?
For our everyday business purposes – such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For our marketing purposes – to offer our products and services to you	No	We don’t share
For joint marketing with other financial companies	No	We don’t share
For our affiliates’ everyday business purposes – information about your transactions and experiences	No	We don’t share
For our affiliates’ everyday business purposes – information about your creditworthiness	No	We don’t share
For nonaffiliates to market to you	No	We don’t share

Questions?	Call 800-225-2606 or go to mfs.com.

Who we are
Who is providing this notice?	MFS Funds, MFS Investment Management, MFS Institutional Advisors, Inc., MFS Fund Distributors, Inc., MFS Heritage Trust Company, and MFS Service Center, Inc.

What we do
How does MFS protect my personal information?	To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include procedural, electronic, and physical safeguards for the protection of the personal information we collect about you.
How does MFS collect my personal information?

We collect your personal information, for example, when you

•open an account or provide account information

•direct us to buy securities or direct us to sell your securities

•make a wire transfer

We also collect your personal information from others, such as credit bureaus, affiliates and other companies.

Why can’t I limit all sharing?

Federal law gives you the right to limit only

•sharing for affiliates’ everyday business purposes – information about your creditworthiness

•affiliates from using your information to market to you

•sharing for nonaffiliates to market to you

State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates

Companies related by common ownership or control. They can be financial and nonfinancial companies.

•MFS does not share personal information with affiliates, except for everyday business purposes as described on page one of this notice.

Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. •MFS does not share with nonaffiliates so they can market to you.
Joint Marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. •MFS doesn’t jointly market.

Other important information
If you own an MFS product or receive an MFS service in the name of a third party such as a bank or broker-dealer, their privacy policy may apply to you instead of ours.

CONTACT US

Transfer agent, Registrar, and

Dividend Disbursing Agent

Call

1-800-637-2304

9 a.m. to 5 p.m. Eastern time

Write

Computershare Trust Company, N.A.

P.O. Box 43078

Providence, RI 02940-3078

New York Stock Exchange Symbol: CXH

ITEM 2.	CODE OF ETHICS.

During the period covered by this report, the Registrant has not amended any provision in its Code of Ethics (the “Code”) that relates to an element of the Code’s definitions enumerated in paragraph (b) of Item 2 of this Form N-CSR. During the period covered by this report, the Registrant did not grant a waiver, including an implicit waiver, from any provision of the Code.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable for semi-annual reports.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable for semi-annual reports.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable for semi-annual reports.

ITEM 6.	SCHEDULE OF INVESTMENTS

A schedule of investments for each series of the Registrant is included as part of the report to shareholders of such series under Item 1 of this Form N-CSR.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable for semi-annual reports.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

There were no changes during this period.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

MFS Investment Grade Municipal Trust

Period	(a) Total number of Shares Purchased	(b) Average Price Paid per Share	(c) Total Number of Shares Purchased as Part of Publicly Announced Plans or Programs	(d) Maximum Number (or Approximate Dollar Value) of Shares that May Yet Be Purchased under the Plans or Programs
12/01/10-12/31/10	0	N/A	0	1,150,900
1/01/11-1/31/11	0	N/A	0	1,150,900
2/01/11-2/28/11	0	N/A	0	1,150,900
3/01/11-3/31/11	0	N/A	0	1,153,228
4/01/11-4/30/11	0	N/A	0	1,153,228
5/01/11-5/31/11	0	N/A	0	1,153,228

Total	0		0

Note: The Board of Trustees approves procedures to repurchase shares annually. The notification to shareholders of the program is part of the semi-annual and annual reports sent to shareholders. These annual programs begin on March 1st of each year. The programs conform to the conditions of Rule 10b-18 of the securities Exchange Act of 1934 and limit the aggregate number of shares that may be purchased in each annual period (March 1 through the following February 28) to 10% of the Registrant’s outstanding shares as of the first day of the plan year (March 1). The aggregate number of shares available for purchase for the March 1, 2011 plan year is 1,153,228.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There were no material changes to the procedures by which shareholders may send recommendations to the Board for nominees to the Registrant’s Board since the Registrant last provided disclosure as to such procedures in response to the requirements of Item 407 (c)(2)(iv) of Regulation S-K or this Item.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)	Based upon their evaluation of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as conducted within 90 days of the filing date of this Form N-CSR, the registrant’s principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)	There were no changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter covered by the report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12.	EXHIBITS.

(a)	File the exhibits listed below as part of this form. Letter or number the exhibits in the sequence indicated.

(1)	Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit.

(2)	A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2): Attached hereto.

(b)	If the report is filed under Section 13(a) or 15(d) of the Exchange Act, provide the certifications required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)), Rule 13a-14(b) or Rule 15d-14(b) under the Exchange Act (17 CFR 240.13a-14(b) or 240.15d-14(b)) and Section 1350 of Chapter 63 of Title 18 of the United States Code (18 U.S.C. 1350) as an exhibit. A certification furnished pursuant to this paragraph will not be deemed “filed” for the purposes of Section 18 of the Exchange Act (15 U.S.C. 78r), or otherwise subject to the liability of that section. Such certification will not be deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Exchange Act, except to the extent that the registrant specifically incorporates it by reference: Attached hereto.

Notice

A copy of the Agreement and Declaration of Trust, as amended, of the Registrant is on file with the Secretary of State of the Commonwealth of Massachusetts and notice is hereby given that this instrument is executed on behalf of the Registrant by an officer of the Registrant as an officer and not individually and the obligations of or arising out of this instrument are not binding upon any of the Trustees or shareholders individually, but are binding only upon the assets and property of the respective constituent series of the Registrant.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant MFS INVESTMENT GRADE MUNICIPAL TRUST

By (Signature and Title)*	MARIA F. DIORIODWYER
Maria F. DiOrioDwyer, President

Date: July 15, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	MARIA F. DIORIODWYER
Maria F. DiOrioDwyer, President (Principal Executive Officer)

Date: July 15, 2011

By (Signature and Title)*	JOHN M. CORCORAN
John M. Corcoran, Treasurer (Principal Financial Officer and Accounting Officer)

Date: July 15, 2011

*	Print name and title of each signing officer under his or her signature.